Vanguard Massachusetts Tax-Exempt Fund

Schedule of Investments (unaudited)
As of February 29, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.2%)
Massachusetts (98.8%)
Andover MA GO	4.000%	11/15/30	530	650
Andover MA GO	4.000%	11/15/31	535	655
Andover MA GO	4.000%	11/15/32	545	664
Andover MA GO	4.000%	11/15/33	560	679
Andover MA GO	4.000%	11/15/34	455	547
Andover MA GO	4.000%	11/15/35	465	556
Andover MA GO	4.000%	11/15/43	1,810	2,121
Andover MA GO	4.000%	11/15/48	1,650	1,922
Arlington MA GO	5.000%	12/1/29	1,535	2,008
Arlington MA GO	4.000%	12/1/30	620	761
Arlington MA GO	3.000%	9/1/34	2,155	2,420
Attleboro MA GO	3.000%	2/15/32	605	669
Attleboro MA GO	4.000%	2/15/49	4,000	4,539
Berkshire MA Wind Power Cooperative Corp.
Revenue	5.000%	7/1/28	400	508
Berkshire MA Wind Power Cooperative Corp.
Revenue	5.000%	7/1/29	420	532
Berkshire MA Wind Power Cooperative Corp.
Revenue	5.000%	7/1/30	450	564
Blue Hills MA Regional Technical High School
District GO	4.000%	7/15/43	1,025	1,179
Blue Hills MA Regional Technical High School
District GO	4.000%	7/15/44	665	763
Boston MA GO	5.000%	5/1/27	10	13
Boston MA GO	4.000%	3/1/29	1,200	1,315
Boston MA GO	5.000%	3/1/32	4,535	6,082
Boston MA GO	5.000%	5/1/35	4,000	5,225
Boston MA GO	5.000%	3/1/37	2,885	3,827
Boston MA GO	5.000%	5/1/37	4,010	5,215
Boston MA Housing Authority Revenue	5.000%	4/1/23 (4)	1,985	1,991
Boston MA Housing Authority Revenue	5.000%	4/1/25 (4)	5,405	5,422
Bourne MA GO	4.000%	11/15/30	530	632
Bourne MA GO	4.000%	11/15/32	665	787
Bourne MA GO	4.000%	11/15/34	805	942
Bourne MA GO	4.000%	11/15/35	805	941
Braintree MA GO	3.000%	6/1/33	1,865	2,081
Braintree MA GO	3.000%	6/1/34	1,910	2,127
Braintree MA GO	3.000%	6/1/36	1,790	1,978
Braintree MA GO	3.000%	6/1/37	395	435
Cambridge MA GO	5.000%	2/15/30	1,845	2,487
Cape Cod MA Regional Technical High School
District GO	4.000%	11/15/31	485	586
Cape Cod MA Regional Technical High School
District GO	4.000%	11/15/32	2,060	2,477

Cape Cod MA Regional Technical High School
District GO	4.000%	11/15/33	1,665	1,998
Cape Cod MA Regional Technical High School
District GO	4.000%	11/15/34	2,235	2,662
Central Berkshire MA Regional School District
GO	3.000%	6/1/32	1,125	1,254
Central Berkshire MA Regional School District
GO	3.000%	6/1/33	1,210	1,335
Central Berkshire MA Regional School District
GO	3.000%	6/1/34	1,000	1,101
Central Berkshire MA Regional School District
GO	3.000%	6/1/35	1,280	1,407
Central Berkshire MA Regional School District
GO	3.000%	6/1/36	1,120	1,224
Chicopee MA GO	3.000%	8/15/45	1,755	1,883
Chicopee MA GO	3.000%	8/15/48	1,935	2,069
Douglas MA GO	4.000%	2/15/30	1,170	1,365
Douglas MA GO	4.000%	2/15/31	815	948
Douglas MA GO	4.000%	2/15/32	1,220	1,411
Easthampton MA GO	4.000%	6/1/29	1,895	2,303
Easthampton MA GO	4.000%	6/1/30	2,130	2,568
Easthampton MA GO	3.000%	6/1/37	1,190	1,298
Easthampton MA GO	3.000%	6/1/38	1,895	2,054
Easthampton MA GO	3.000%	6/1/39	70	76
Fall River MA GO	3.000%	12/1/36	2,265	2,475
Fall River MA GO	3.000%	12/1/37	2,335	2,543
Framingham MA GO	4.000%	12/1/33	1,010	1,213
Harvard MA GO	3.000%	8/15/33	1,265	1,425
Harvard MA GO	3.000%	8/15/35	1,260	1,406
Holyoke MA GO	5.000%	9/1/30	1,690	1,855
Lexington MA GO	3.625%	2/1/49	450	507
Lincoln MA GO	3.125%	3/1/37	1,880	2,086
Lincoln MA GO	3.250%	3/1/40	1,150	1,281
Longmeadow MA GO	3.250%	4/1/35	1,105	1,210
Lowell MA Collegiate Charter School GO	5.000%	6/15/49	1,750	1,910
Lowell MA Collegiate Charter School GO	5.000%	6/15/54	2,620	2,841
Lowell MA GO	4.000%	9/1/30	1,935	2,384
Lowell MA GO	3.000%	9/1/33	2,170	2,435
Lowell MA GO	3.000%	9/1/34	2,215	2,473
Ludlow MA GO	4.000%	2/1/28	790	953
Ludlow MA GO	4.000%	2/1/29	825	989
Ludlow MA GO	4.000%	2/1/30	855	1,020
Ludlow MA GO	4.000%	2/1/31	685	814
Ludlow MA GO	3.000%	2/1/34	220	241
Massachusetts Bay Transportation Authority
Assessment Revenue	5.250%	7/1/31	2,285	3,264
Massachusetts Bay Transportation Authority
General Transportation Revenue VRDO	1.180%	3/6/20	10,250	10,250
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/30	9,090	12,710
Massachusetts Bay Transportation Authority
Sales Tax Revenue	4.000%	7/1/32	2,870	3,307
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/32	2,900	4,221
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/32	5,000	7,277

Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/33	10,000	14,830
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/33	4,500	6,410
Massachusetts Bay Transportation Authority
Sales Tax Revenue	4.000%	7/1/35	3,000	3,460
Massachusetts Bay Transportation Authority
Sales Tax Revenue	4.000%	7/1/35	1,980	2,283
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/35	1,090	1,384
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/38	325	410
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/39	1,045	1,315
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/40	3,500	4,396
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/40	1,525	1,830
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/40	5,305	6,662
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/42	5,000	6,262
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/43	1,680	2,102
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/46	5,000	6,230
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/46	3,815	4,753
Massachusetts Clean Energy Cooperative Corp.
Revenue (Municipal Lighting Plant)	5.000%	7/1/29	2,000	2,271
Massachusetts Clean Energy Cooperative Corp.
Revenue (Municipal Lighting Plant)	5.000%	7/1/32	2,500	2,836
Massachusetts Clean Water Trust Revenue	5.000%	8/1/29	2,805	3,819
Massachusetts Clean Water Trust Revenue	5.000%	2/1/30	7,460	8,657
Massachusetts Clean Water Trust Revenue	5.000%	2/1/32	3,000	3,476
Massachusetts Clean Water Trust Revenue	5.000%	2/1/35	3,000	3,464
Massachusetts Clean Water Trust Revenue	5.000%	8/1/36	2,500	3,330
Massachusetts Clean Water Trust Revenue	5.000%	8/1/39	4,495	5,938
Massachusetts Clean Water Trust Revenue	5.000%	2/1/45	3,385	3,880
Massachusetts College Building Authority
Revenue	5.000%	5/1/22 (Prere.)	3,285	3,581
Massachusetts College Building Authority
Revenue	5.000%	5/1/22 (Prere.)	2,995	3,265
Massachusetts College Building Authority
Revenue	5.000%	5/1/22 (Prere.)	3,600	3,924
Massachusetts College Building Authority
Revenue	4.000%	5/1/29	2,015	2,308
Massachusetts College Building Authority
Revenue	4.000%	5/1/30	730	902
Massachusetts College Building Authority
Revenue	4.000%	5/1/31	855	1,048
Massachusetts College Building Authority
Revenue	5.000%	5/1/31	2,010	2,339
Massachusetts College Building Authority
Revenue	5.000%	5/1/31	910	1,092
Massachusetts College Building Authority
Revenue	4.000%	5/1/32	3,435	4,105

Massachusetts College Building Authority
Revenue	4.000%	5/1/34	675	796
Massachusetts College Building Authority
Revenue	5.000%	5/1/34	3,375	4,048
Massachusetts College Building Authority
Revenue	4.000%	5/1/37	775	906
Massachusetts College Building Authority
Revenue	5.000%	5/1/37	2,500	2,986
Massachusetts College Building Authority
Revenue	5.000%	5/1/39	3,000	3,463
Massachusetts College Building Authority
Revenue	4.000%	5/1/40	4,475	5,194
Massachusetts College Building Authority
Revenue	3.000%	5/1/42	30	31
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/29	800	1,071
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/31	10,000	13,244
Massachusetts Development Finance Agency
Hospital Revenue (Cape Cod Healthcare
Obligated Group)	5.250%	11/15/36	5,130	5,784
Massachusetts Development Finance Agency
Hospital Revenue (Cape Cod Healthcare
Obligated Group)	5.250%	11/15/41	10	11
Massachusetts Development Finance Agency
Revenue	5.000%	7/1/50	9,500	16,148
Massachusetts Development Finance Agency
Revenue (Atrius Health)	5.000%	6/1/39	5,355	6,694
Massachusetts Development Finance Agency
Revenue (Atrius Health)	4.000%	6/1/49	4,750	5,250
Massachusetts Development Finance Agency
Revenue (Baystate Medical Obligated Group)	5.000%	7/1/34	1,500	1,733
Massachusetts Development Finance Agency
Revenue (Baystate Medical Obligated Group)	5.000%	7/1/44	15	17
Massachusetts Development Finance Agency
Revenue (Bentley University)	4.000%	7/1/35	25	29
Massachusetts Development Finance Agency
Revenue (Berklee College of Music)	5.000%	10/1/29	35	44
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/28	1,250	1,329
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/29	1,500	1,593
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/30	1,430	1,517
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/31	1,250	1,325
Massachusetts Development Finance Agency
Revenue (Beth Israel Lahey Health Obligated
Group)	5.000%	8/15/30	2,525	3,021
Massachusetts Development Finance Agency
Revenue (Boston College)	5.000%	7/1/42	3,000	3,750
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/20	500	506
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/21	350	368
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/22 (Prere.)	2,995	3,282

Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/22	850	924
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.250%	7/1/23	500	546
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/24	715	828
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.250%	7/1/24	1,610	1,758
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/25	1,500	1,788
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.250%	7/1/26	1,175	1,282
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/27	3,960	4,826
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/28	535	663
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/29	2,555	2,772
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/29	3,100	3,757
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/29	600	742
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/30	2,450	2,959
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/30	1,755	2,161
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/32	3,000	3,609
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/33	310	372
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/35	1,050	1,257
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/37	1,000	1,189
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/44	5,000	5,756
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	4.000%	7/1/47	2,100	2,306
Massachusetts Development Finance Agency
Revenue (Boston University)	6.000%	5/15/29 (2)	1,400	1,864
Massachusetts Development Finance Agency
Revenue (Boston University)	5.375%	5/15/39	1,575	2,151
Massachusetts Development Finance Agency
Revenue (Boston University)	4.000%	10/1/46	3,000	3,391
Massachusetts Development Finance Agency
Revenue (Boston University)	5.000%	10/1/48	5,000	5,661
Massachusetts Development Finance Agency
Revenue (Boston University)	6.000%	5/15/59 (12)	6,075	8,339
Massachusetts Development Finance Agency
Revenue (Boston University) PUT	5.000%	4/1/24	6,950	7,964
1 Massachusetts Development Finance Agency
Revenue (Boston University) TOB VRDO	1.210%	3/6/20 LOC	5,200	5,200
Massachusetts Development Finance Agency
Revenue (Broad Institute Inc.)	4.000%	4/1/22	2,155	2,299
Massachusetts Development Finance Agency
Revenue (Broad Institute Inc.)	4.000%	4/1/41	8,000	9,397

Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/20	490	497
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/21	15	16
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/22	1,755	1,917
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/22	125	137
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/24	1,000	1,167
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/28	3,205	3,947
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/29	105	135
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/31	770	984
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/32	1,000	1,189
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/32	2,500	3,189
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/33	1,000	1,187
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/37	1,000	1,207
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/38	1,000	1,204
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/43	5,000	6,182
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/48	4,480	5,503
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/48	2,845	3,495
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/53	9,030	11,000
Massachusetts Development Finance Agency
Revenue (Carleton-Willard Village)	4.000%	12/1/21	395	415
Massachusetts Development Finance Agency
Revenue (Carleton-Willard Village)	4.000%	12/1/22	410	441
Massachusetts Development Finance Agency
Revenue (Carleton-Willard Village)	4.000%	12/1/23	425	469
Massachusetts Development Finance Agency
Revenue (Carleton-Willard Village)	4.000%	12/1/24	440	496
Massachusetts Development Finance Agency
Revenue (Carleton-Willard Village)	5.000%	12/1/25	460	554
Massachusetts Development Finance Agency
Revenue (Carleton-Willard Village)	5.000%	12/1/26	485	595
Massachusetts Development Finance Agency
Revenue (Carleton-Willard Village)	5.000%	12/1/27	505	617
Massachusetts Development Finance Agency
Revenue (Carleton-Willard Village)	5.000%	12/1/28	535	651
Massachusetts Development Finance Agency
Revenue (Carleton-Willard Village)	5.000%	12/1/29	560	678
Massachusetts Development Finance Agency
Revenue (Carleton-Willard Village)	5.000%	12/1/30	290	349
Massachusetts Development Finance Agency
Revenue (Carleton-Willard Village)	4.000%	12/1/42	485	539

Massachusetts Development Finance Agency
Revenue (Children's Hospital)	5.000%	10/1/34	2,440	2,876
Massachusetts Development Finance Agency
Revenue (Children's Hospital)	5.000%	10/1/46	4,000	4,620
Massachusetts Development Finance Agency
Revenue (Commonwealth Contract
Assistance)	3.000%	5/1/32	500	563
Massachusetts Development Finance Agency
Revenue (Commonwealth Contract
Assistance)	3.000%	5/1/33	320	357
Massachusetts Development Finance Agency
Revenue (Commonwealth Contract
Assistance)	3.000%	5/1/34	345	384
Massachusetts Development Finance Agency
Revenue (Commonwealth Contract
Assistance)	5.000%	5/1/35	5,210	6,241
Massachusetts Development Finance Agency
Revenue (Commonwealth Contract
Assistance)	3.000%	5/1/39	1,015	1,114
Massachusetts Development Finance Agency
Revenue (Dana-Farber Cancer Institute)	5.000%	12/1/21	1,090	1,168
Massachusetts Development Finance Agency
Revenue (Dana-Farber Cancer Institute)	5.000%	12/1/22	1,950	2,167
Massachusetts Development Finance Agency
Revenue (Dana-Farber Cancer Institute)	5.000%	12/1/41	6,125	7,438
Massachusetts Development Finance Agency
Revenue (Dartmouth Student Housing
Project)	5.000%	10/1/38	2,790	3,446
Massachusetts Development Finance Agency
Revenue (Dartmouth Student Housing
Project)	5.000%	10/1/43	1,725	2,108
Massachusetts Development Finance Agency
Revenue (Dartmouth Student Housing
Project)	5.000%	10/1/54	4,950	5,989
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/23	375	417
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/24	990	1,137
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/25	1,905	2,256
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/25	100	118
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/28	1,825	2,156
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/29	3,725	4,691
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/41	6,555	7,566
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.250%	1/1/42	1,700	2,060
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/47	4,330	5,153
Massachusetts Development Finance Agency
Revenue (Emmanuel College)	5.000%	10/1/30	750	918
Massachusetts Development Finance Agency
Revenue (Emmanuel College)	5.000%	10/1/36	2,420	2,913

Massachusetts Development Finance Agency
Revenue (Emmanuel College)	5.000%	10/1/43	8,060	9,569
Massachusetts Development Finance Agency
Revenue (Foxborough Regional Charter
School)	5.000%	7/1/37	1,260	1,481
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	7/15/30	10,000	12,594
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	7/15/33	12,310	15,414
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	7/15/34	7,175	8,971
Massachusetts Development Finance Agency
Revenue (Harvard University)	4.000%	7/15/36	25,915	30,425
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	7/15/36	4,460	6,712
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	7/15/40	7,000	10,875
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/20 (Prere.)	825	841
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	4.000%	7/1/21	1,760	1,832
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/27	2,700	3,414
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/28	1,900	2,453
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/29	1,250	1,648
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/30	1,340	1,754
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/31	2,255	2,941
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/31	230	275
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/32	1,000	1,301
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/32	50	60
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/34	20	24
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/39	275	351
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/40	1,760	2,063
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/45	11,970	13,939
Massachusetts Development Finance Agency
Revenue (Lesley University)	5.000%	7/1/33	770	932
Massachusetts Development Finance Agency
Revenue (Lesley University)	5.000%	7/1/36	560	675
Massachusetts Development Finance Agency
Revenue (Lesley University)	5.000%	7/1/39	4,000	4,777
Massachusetts Development Finance Agency
Revenue (Lesley University)	5.000%	7/1/44	2,705	3,405
Massachusetts Development Finance Agency
Revenue (Linden Ponds Inc.)	5.125%	11/15/46	4,435	5,170
Massachusetts Development Finance Agency
Revenue (Loomis Obligated Group)	6.000%	7/1/23 (Prere.)	2,215	2,588

Massachusetts Development Finance Agency
Revenue (Loomis Obligated Group)	6.000%	1/1/33	2,190	2,465
Massachusetts Development Finance Agency
Revenue (Lowell General Hospital)	5.000%	7/1/37	4,800	5,366
Massachusetts Development Finance Agency
Revenue (Lowell General Hospital)	5.000%	7/1/44	12,520	13,875
Massachusetts Development Finance Agency
Revenue (MCPHS University)	5.000%	7/1/31	400	482
Massachusetts Development Finance Agency
Revenue (MCPHS University)	5.000%	7/1/32	300	361
Massachusetts Development Finance Agency
Revenue (MCPHS University)	5.000%	7/1/37	450	537
Massachusetts Development Finance Agency
Revenue (Merrimack College)	5.000%	7/1/32	2,105	2,286
Massachusetts Development Finance Agency
Revenue (Merrimack College)	5.000%	7/1/37	400	471
Massachusetts Development Finance Agency
Revenue (Merrimack College)	5.000%	7/1/42	500	583
Massachusetts Development Finance Agency
Revenue (Merrimack College)	5.250%	7/1/42	2,145	2,323
Massachusetts Development Finance Agency
Revenue (Merrimack College)	5.125%	7/1/44	1,675	1,886
Massachusetts Development Finance Agency
Revenue (Merrimack College)	5.000%	7/1/47	6,700	7,779
Massachusetts Development Finance Agency
Revenue (Milford Regional Medical Center)	5.625%	7/15/36	1,000	1,105
Massachusetts Development Finance Agency
Revenue (Milford Regional Medical Center)	5.750%	7/15/43	5,830	6,427
Massachusetts Development Finance Agency
Revenue (NewBridge Charles Inc.)	5.000%	10/1/57	3,700	4,090
Massachusetts Development Finance Agency
Revenue (Northeastern University)	5.000%	10/1/29	3,250	3,576
Massachusetts Development Finance Agency
Revenue (Northeastern University)	5.000%	10/1/30	1,750	1,924
Massachusetts Development Finance Agency
Revenue (Northeastern University)	5.000%	3/1/32	950	1,098
Massachusetts Development Finance Agency
Revenue (Northeastern University)	5.250%	3/1/37	20	23
Massachusetts Development Finance Agency
Revenue (Olin College)	5.000%	11/1/38	6,000	6,820
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.375%	7/1/20 (Prere.)	4,000	4,059
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/21 (Prere.)	20	21
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/23 (Prere.)	1,500	1,706
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/23 (Prere.)	2,000	2,275
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/23 (Prere.)	8,750	9,954
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/25 (Prere.)	3,000	3,654
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/25 (Prere.)	770	938
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/29	6,000	7,469

2 Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	1/31/30	5,000	6,807
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/30	3,520	4,547
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/31	3,240	4,172
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	4.000%	7/1/32	8,000	9,249
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	4.000%	7/1/35	3,450	4,072
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	4.000%	7/1/36	5,000	5,889
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/37	5,890	7,760
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/38	4,500	5,908
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/39	2,625	3,438
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	4.000%	7/1/40	1,200	1,439
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	4.000%	7/1/41	10,710	12,468
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	4.000%	7/1/41	1,400	1,675
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/45	3,775	4,487
3 Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/47	5,000	6,014
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/47	1,860	2,306
Massachusetts Development Finance Agency
Revenue (Partners Healthcare) PUT	5.000%	1/30/25	10,000	11,936
1 Massachusetts Development Finance Agency
Revenue (Partners Healthcare) TOB VRDO	1.180%	3/6/20 LOC	2,000	2,000
Massachusetts Development Finance Agency
Revenue (Phillips Academy)	5.000%	9/1/43	8,295	9,391
Massachusetts Development Finance Agency
Revenue (Seven Hills Foundation Obligated
Group)	5.000%	9/1/32	500	552
Massachusetts Development Finance Agency
Revenue (Seven Hills Foundation Obligated
Group)	5.000%	9/1/35	2,300	2,523
Massachusetts Development Finance Agency
Revenue (Simmons College)	5.000%	10/1/27	1,000	1,213
Massachusetts Development Finance Agency
Revenue (Simmons College)	5.500%	10/1/28	1,000	1,162
Massachusetts Development Finance Agency
Revenue (Simmons College)	5.000%	10/1/29	1,820	2,196
Massachusetts Development Finance Agency
Revenue (Simmons College)	5.125%	10/1/33	2,000	2,280
Massachusetts Development Finance Agency
Revenue (Simmons College)	5.000%	10/1/36	2,270	2,715
Massachusetts Development Finance Agency
Revenue (Simmons College)	5.250%	10/1/39	3,000	3,409
Massachusetts Development Finance Agency
Revenue (South Shore Hospital Inc.)	5.000%	7/1/24	475	550

Massachusetts Development Finance Agency
Revenue (South Shore Hospital Inc.)	5.000%	7/1/26	1,000	1,225
Massachusetts Development Finance Agency
Revenue (South Shore Hospital Inc.)	5.000%	7/1/28	850	1,032
Massachusetts Development Finance Agency
Revenue (South Shore Hospital Inc.)	4.000%	7/1/36	4,525	4,982
Massachusetts Development Finance Agency
Revenue (Southcoast Health System
Obligated Group)	5.000%	7/1/27	1,550	1,741
Massachusetts Development Finance Agency
Revenue (Sterling & Francine Clark Art
Institute)	5.000%	7/1/34	1,030	1,242
Massachusetts Development Finance Agency
Revenue (Sterling & Francine Clark Art
Institute)	5.000%	7/1/35	2,000	2,408
Massachusetts Development Finance Agency
Revenue (Sterling & Francine Clark Art
Institute)	4.000%	7/1/41	4,000	4,631
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/20	1,000	1,013
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/21	1,475	1,554
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/22	2,380	2,597
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/24	300	350
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/24	100	117
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/26	300	368
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/27	850	1,065
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/27	150	188
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/28	525	670
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/29	2,095	2,593
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/29	500	649
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/30	3,000	3,041
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/30	3,500	4,309
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/33	1,525	1,863
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/34	2,000	2,439
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/35	660	804
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/35	470	598
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/36	445	565
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/37	605	767

Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/38	340	429
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.125%	7/1/40	3,415	3,458
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	6.250%	1/1/21 (Prere.)	1,420	1,484
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	6.750%	1/1/21 (Prere.)	510	535
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	6.750%	1/1/21 (Prere.)	350	367
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	6.875%	1/1/21 (Prere.)	1,195	1,255
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	6.875%	1/1/21 (Prere.)	805	846
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	7.250%	1/1/21 (Prere.)	2,700	2,844
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	7.250%	1/1/21 (Prere.)	1,800	1,896
Massachusetts Development Finance Agency
Revenue (Tufts University)	5.000%	8/15/38	1,045	1,246
Massachusetts Development Finance Agency
Revenue (UMass Boston Student Housing
Project)	5.000%	10/1/25	2,690	3,235
Massachusetts Development Finance Agency
Revenue (UMass Boston Student Housing
Project)	5.000%	10/1/48	1,885	2,210
Massachusetts Development Finance Agency
Revenue (UMass Dartmouth)	5.000%	10/1/28	1,000	1,286
Massachusetts Development Finance Agency
Revenue (UMass Memorial Health Care
Obligated Group)	5.500%	7/1/21 (Prere.)	5,220	5,545
Massachusetts Development Finance Agency
Revenue (UMass Memorial Health Care
Obligated Group)	5.000%	7/1/23	705	797
Massachusetts Development Finance Agency
Revenue (UMass Memorial Health Care
Obligated Group)	5.000%	7/1/27	1,630	2,069
Massachusetts Development Finance Agency
Revenue (UMass Memorial Health Care
Obligated Group)	5.000%	7/1/28	3,000	3,793
Massachusetts Development Finance Agency
Revenue (UMass Memorial Health Care
Obligated Group)	5.000%	7/1/28	550	683
Massachusetts Development Finance Agency
Revenue (UMass Memorial Health Care
Obligated Group)	5.000%	7/1/29	45	56
Massachusetts Development Finance Agency
Revenue (UMass Memorial Health Care
Obligated Group)	5.000%	7/1/29	1,000	1,259
Massachusetts Development Finance Agency
Revenue (UMass Memorial Health Care
Obligated Group)	5.000%	7/1/30	2,470	3,095
Massachusetts Development Finance Agency
Revenue (UMass Memorial Health Care
Obligated Group)	5.000%	7/1/31	1,000	1,230

Massachusetts Development Finance Agency
Revenue (UMass Memorial Health Care
Obligated Group)	5.500%	7/1/31	280	297
Massachusetts Development Finance Agency
Revenue (UMass Memorial Health Care
Obligated Group)	5.000%	7/1/32	1,200	1,472
Massachusetts Development Finance Agency
Revenue (UMass Memorial Health Care
Obligated Group)	5.000%	7/1/38	3,000	3,626
Massachusetts Development Finance Agency
Revenue (UMass Memorial Health Care
Obligated Group)	5.000%	7/1/44	1,300	1,569
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.000%	7/1/20	250	253
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.000%	7/1/21	540	569
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.125%	7/1/26	2,750	2,903
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.000%	7/1/31	1,000	1,226
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.000%	7/1/41	700	837
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.000%	7/1/46	5,185	6,160
Massachusetts Development Finance Agency
Revenue (Wellesley College)	5.000%	7/1/29	500	664
Massachusetts Development Finance Agency
Revenue (Wellesley College)	5.000%	7/1/30	665	878
Massachusetts Development Finance Agency
Revenue (Wellesley College)	5.000%	7/1/42	2,000	2,189
Massachusetts Development Finance Agency
Revenue (Wellforce Obligated Group)	5.000%	7/1/26	1,510	1,839
Massachusetts Development Finance Agency
Revenue (Wellforce Obligated Group)	5.000%	7/1/38	385	479
Massachusetts Development Finance Agency
Revenue (Wellforce Obligated Group)	4.000%	7/1/44	2,000	2,244
Massachusetts Development Finance Agency
Revenue (Wellforce Obligated Group)	5.000%	7/1/44	1,375	1,683
Massachusetts Development Finance Agency
Revenue (Wentworth Institute of Technology
Inc.)	5.000%	10/1/46	4,250	5,037
Massachusetts Development Finance Agency
Revenue (Western New England University)	5.000%	9/1/24	185	217
Massachusetts Development Finance Agency
Revenue (Western New England University)	5.000%	9/1/30	165	196
Massachusetts Development Finance Agency
Revenue (Western New England University)	5.000%	9/1/45	2,470	2,850
Massachusetts Development Finance Agency
Revenue (Western New England University)	5.000%	9/1/48	6,970	8,565
Massachusetts Development Finance Agency
Revenue (WGBH Educational Foundation)	5.000%	1/1/29	505	651
Massachusetts Development Finance Agency
Revenue (WGBH Educational Foundation)	0.000%	1/1/32 (12)	1,630	1,290
Massachusetts Development Finance Agency
Revenue (WGBH Educational Foundation)	4.000%	1/1/32	1,500	1,793
Massachusetts Development Finance Agency
Revenue (WGBH Educational Foundation)	0.000%	1/1/33 (12)	3,290	2,527

Massachusetts Development Finance Agency
Revenue (WGBH Educational Foundation)	4.000%	1/1/33	1,510	1,802
Massachusetts Development Finance Agency
Revenue (WGBH Educational Foundation)	4.000%	1/1/34	1,000	1,191
Massachusetts Development Finance Agency
Revenue (WGBH Educational Foundation)	4.000%	1/1/35	1,500	1,777
Massachusetts Development Finance Agency
Revenue (WGBH Educational Foundation)	5.000%	1/1/35	1,720	2,124
Massachusetts Development Finance Agency
Revenue (WGBH Educational Foundation)	5.000%	1/1/36	1,000	1,233
Massachusetts Development Finance Agency
Revenue (Wheaton College)	5.000%	1/1/53	850	1,017
Massachusetts Development Finance Agency
Revenue (Williams College)	5.000%	7/1/29	1,090	1,412
Massachusetts Development Finance Agency
Revenue (Williams College)	5.000%	7/1/30	1,000	1,290
Massachusetts Development Finance Agency
Revenue (Williams College)	5.000%	7/1/33	3,000	3,744
Massachusetts Development Finance Agency
Revenue (Williams College)	5.000%	7/1/34	2,390	2,978
Massachusetts Development Finance Agency
Revenue (Williams College)	5.000%	7/1/38	4,000	4,489
Massachusetts Development Finance Agency
Revenue (Williams College)	5.000%	7/1/46	325	398
Massachusetts Development Finance Agency
Revenue (Woods Hole Oceanographic
Institution)	5.000%	6/1/43	2,770	3,499
Massachusetts Development Finance Agency
Revenue (Worcester Polytechnic Institute)	4.000%	9/1/44	1,000	1,170
Massachusetts Development Finance Agency
Revenue (Worcester Polytechnic Institute)	5.000%	9/1/50	2,650	2,895
Massachusetts Development Finance Agency
Revenue (Worcester Polytechnic Institute)	5.000%	9/1/59	9,965	12,398
Massachusetts Development Finance Agency
Special Obligation Revenue	3.000%	5/1/34	315	350
Massachusetts Development Finance Agency
Special Obligation Revenue	5.000%	5/1/34	1,295	1,405
Massachusetts Development Finance Agency
Special Obligation Revenue	3.000%	5/1/37	825	911
Massachusetts Development Finance Agency
Special Obligation Revenue	3.000%	5/1/39	840	922
Massachusetts Development Finance Agency
Special Obligation Revenue	5.000%	5/1/39	1,000	1,083
Massachusetts Development Finance Agency
Special Obligation Revenue	5.000%	5/1/39	6,470	7,005
Massachusetts Development Finance Agency
Special Obligation Revenue	3.000%	5/1/49	4,320	4,652
Massachusetts GO	5.250%	8/1/20	875	891
Massachusetts GO	4.000%	4/1/21 (Prere.)	12,835	13,285
Massachusetts GO	4.000%	8/1/21 (Prere.)	5,000	5,229
Massachusetts GO	4.500%	8/1/21 (Prere.)	3,705	3,901
Massachusetts GO	5.250%	8/1/21	1,080	1,148
Massachusetts GO	5.250%	8/1/21 (4)	765	813
Massachusetts GO	4.500%	12/1/21 (Prere.)	18,300	19,494
Massachusetts GO	5.000%	7/1/22 (Prere.)	9,010	9,894
Massachusetts GO	5.500%	12/1/22 (4)	2,070	2,337
Massachusetts GO	5.000%	7/1/28	4,000	5,295

Massachusetts GO	5.000%	7/1/28	3,895	5,156
Massachusetts GO	5.000%	7/1/28	10,820	13,506
4 Massachusetts GO	5.000%	3/1/29	7,500	10,085
Massachusetts GO	4.000%	11/1/29	2,105	2,284
Massachusetts GO	5.000%	7/1/30	570	713
Massachusetts GO	5.500%	8/1/30 (2)	7,000	9,846
4 Massachusetts GO	4.000%	3/1/32	7,500	9,455
Massachusetts GO	5.000%	5/1/32	3,000	3,516
Massachusetts GO	5.000%	7/1/32	3,460	4,320
Massachusetts GO	5.000%	7/1/32	4,480	5,446
Massachusetts GO	4.000%	8/1/32	5,000	5,227
Massachusetts GO	5.000%	5/1/33	3,000	3,515
Massachusetts GO	5.000%	7/1/33	5,265	6,570
Massachusetts GO	5.000%	3/1/34	1,310	1,525
Massachusetts GO	4.500%	7/1/34	16,270	19,153
Massachusetts GO	5.000%	7/1/34	5,295	6,598
Massachusetts GO	4.000%	9/1/34	3,000	3,517
Massachusetts GO	5.000%	12/1/34	13,030	16,432
Massachusetts GO	4.000%	4/1/35	5,010	5,713
Massachusetts GO	4.000%	5/1/35	5,000	5,466
Massachusetts GO	5.000%	7/1/35	4,095	4,965
Massachusetts GO	5.000%	7/1/35	5,000	6,221
Massachusetts GO	3.000%	11/1/35	2,875	3,161
Massachusetts GO	5.000%	1/1/36	5,000	6,548
Massachusetts GO	5.000%	8/1/36	9,100	9,614
Massachusetts GO	5.000%	12/1/36	3,070	3,863
Massachusetts GO	5.000%	7/1/37	500	604
Massachusetts GO	5.000%	1/1/38	1,180	1,498
Massachusetts GO	5.000%	7/1/38	5,015	6,220
Massachusetts GO	5.000%	12/1/38	11,070	13,889
Massachusetts GO	5.000%	11/1/39	1,000	1,281
Massachusetts GO	4.000%	12/1/39	500	581
Massachusetts GO	4.000%	5/1/40	5,000	5,890
Massachusetts GO	5.000%	7/1/40	8,000	9,622
Massachusetts GO	5.000%	11/1/40	1,000	1,279
Massachusetts GO	5.000%	3/1/41	8,000	9,234
Massachusetts GO	5.000%	4/1/42	8,650	10,866
Massachusetts GO	5.250%	4/1/42	3,000	3,819
Massachusetts GO	4.000%	9/1/42	2,800	3,216
Massachusetts GO	5.000%	11/1/42	1,860	2,372
Massachusetts GO	5.000%	1/1/43	3,680	4,624
Massachusetts GO	4.000%	2/1/43	6,250	7,230
Massachusetts GO	5.000%	5/1/43	5,065	6,566
Massachusetts GO	5.250%	1/1/44	6,570	8,574
Massachusetts GO	4.000%	2/1/44	6,140	7,090
Massachusetts GO	5.000%	11/1/44	5,000	6,353
Massachusetts GO	4.000%	12/1/44	8,350	9,602
Massachusetts GO	5.000%	7/1/45	2,000	2,390
Massachusetts GO	5.000%	11/1/45	10,825	13,738
Massachusetts GO	4.000%	12/1/45	8,505	9,770
Massachusetts GO	4.000%	2/1/46	5,000	5,760
Massachusetts GO	5.000%	3/1/46	4,905	5,646
Massachusetts GO	5.000%	5/1/46	7,425	9,571
Massachusetts GO	3.000%	9/1/46	2,555	2,716
Massachusetts GO	5.000%	4/1/47	5,430	6,776
Massachusetts GO	5.250%	4/1/47	4,500	5,691
Massachusetts GO	5.000%	1/1/49	11,255	14,344

4 Massachusetts GO	2.750%	3/1/50	7,500	7,817
Massachusetts GO VRDO	1.120%	3/2/20	4,800	4,800
Massachusetts Health & Educational Facilities
Authority Revenue (Baystate Medical Center)
VRDO	1.170%	3/2/20 LOC	12,705	12,705
Massachusetts Health & Educational Facilities
Authority Revenue (Boston College)	5.500%	6/1/35	1,730	2,566
Massachusetts Health & Educational Facilities
Authority Revenue (Lowell General Hospital)	5.125%	7/1/35	215	218
Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.250%	7/1/33	150	223
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/32	1,000	1,099
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System) VRDO	1.130%	3/6/20 LOC	400	400
Massachusetts Health & Educational Facilities
Authority Revenue (South Coast Health
System)	5.000%	7/1/39	6,160	6,181
Massachusetts Health & Educational Facilities
Authority Revenue (Tufts University) VRDO	1.170%	3/2/20	11,535	11,535
Massachusetts Health & Educational Facilities
Authority Revenue (Tufts University) VRDO	1.170%	3/2/20	5,100	5,100
Massachusetts Health & Educational Facilities
Authority Revenue (UMass Memorial Medical
Center)	5.000%	7/1/21	125	127
Massachusetts Housing Finance Agency
Revenue	3.250%	12/1/32	3,000	3,268
Massachusetts Housing Finance Agency
Revenue	4.000%	12/1/38	445	507
Massachusetts Housing Finance Agency
Revenue	3.900%	12/1/42	500	552
Massachusetts Housing Finance Agency
Revenue	5.000%	12/1/43	750	817
Massachusetts Housing Finance Agency
Revenue	3.100%	12/1/44	1,000	1,051
Massachusetts Housing Finance Agency
Revenue	4.500%	12/1/48	2,680	3,003
Massachusetts Housing Finance Agency
Revenue	3.200%	12/1/49	2,985	3,151
Massachusetts Housing Finance Agency
Revenue	3.500%	12/1/54	5,000	5,316
Massachusetts Housing Finance Agency
Revenue	4.450%	12/1/58	1,000	1,130
Massachusetts Housing Finance Agency
Revenue PUT	1.450%	12/1/22	850	856
Massachusetts Housing Finance Agency Single
Family Housing Revenue	3.800%	12/1/37	1,280	1,440
Massachusetts Housing Finance Agency Single
Family Housing Revenue	2.650%	12/1/41	665	672
Massachusetts Housing Finance Agency Single
Family Housing Revenue	2.750%	12/1/41	130	131
Massachusetts Housing Finance Agency Single
Family Housing Revenue	3.500%	6/1/42	520	548
Massachusetts Housing Finance Agency Single
Family Housing Revenue	4.000%	12/1/43	1,035	1,078

Massachusetts Housing Finance Agency Single
Family Housing Revenue	4.000%	12/1/44	850	885
Massachusetts Housing Finance Agency Single
Family Housing Revenue	4.000%	6/1/45	650	685
Massachusetts Housing Finance Agency Single
Family Housing Revenue	4.200%	6/1/46	715	794
Massachusetts Housing Finance Agency Single
Family Housing Revenue	4.000%	12/1/48	4,740	5,206
Massachusetts Housing Finance Agency Single
Family Housing Revenue	4.050%	12/1/52	4,490	4,951
Massachusetts Housing Finance Agency Single
Family Housing Revenue PUT	1.500%	7/1/20	1,000	1,000
Massachusetts Port Authority Revenue	5.000%	7/1/31	1,800	1,963
Massachusetts Port Authority Revenue	5.000%	7/1/33	4,650	5,068
Massachusetts Port Authority Revenue	5.000%	7/1/34	3,885	4,545
Massachusetts Port Authority Revenue	5.000%	7/1/35	1,500	1,810
Massachusetts Port Authority Revenue	5.000%	7/1/37	1,005	1,248
Massachusetts Port Authority Revenue	5.000%	7/1/40	6,850	8,219
Massachusetts Port Authority Revenue	5.000%	7/1/44	9,605	11,143
Massachusetts Port Authority Revenue	5.000%	7/1/45	2,215	2,640
Massachusetts Port Authority Revenue	5.000%	7/1/49	8,000	10,310
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/21 (Prere.)	2,515	2,687
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.250%	10/15/21 (Prere.)	13,590	14,575
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/28	7,265	8,000
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	11/15/29	2,400	3,045
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/30	8,060	8,867
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	11/15/30	4,700	5,943
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/31	3,010	3,669
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	11/15/31	7,855	9,924
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.000%	8/15/32	4,055	4,688
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.750%	8/15/32	3,245	3,880
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	11/15/34	2,000	2,447
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	11/15/34	7,105	8,954
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	2/15/35	2,500	2,880
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/35	1,650	2,001
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.000%	11/15/35	4,300	5,023
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	11/15/35	2,500	3,145
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	2/15/36	2,500	2,876
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	11/15/36	3,180	3,998

Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	2/15/37	2,300	2,642
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/37	5,000	6,050
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	11/15/37	5,000	6,093
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	2/15/38	750	861
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/38	17,660	19,855
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	11/15/39	12,095	15,129
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	11/15/42	3,405	4,120
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	2/15/44	3,000	3,846
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	11/15/45	4,550	5,500
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	11/15/46	3,175	3,932
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.250%	2/15/48	5,010	6,352
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.250%	2/15/48	13,895	17,617
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	2/15/49	8,500	10,301
1 Massachusetts School Building Authority
Dedicated Sales Tax Revenue PUT VRDO	1.220%	3/2/20	3,900	3,900
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/34 (14)	12,000	17,316
Massachusetts Transportation Fund Revenue	5.000%	6/1/41	5,400	6,870
Massachusetts Transportation Fund Revenue	5.000%	6/1/43	1,000	1,267
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/21 (Prere.)	20	21
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	4.000%	6/1/37	1,960	2,031
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/44	3,260	3,778
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	4.000%	6/1/45	4,000	4,552
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	4.000%	6/1/46	10,000	11,371
Massachusetts Transportation Fund Revenue
(Rail Enhancement & Accelerated Bridge
Program)	5.000%	6/1/42	10,000	12,529
Massachusetts Transportation Fund Revenue
(Rail Enhancement & Accelerated Bridge
Program)	5.000%	6/1/47	3,260	4,057
Massachusetts Transportation Fund Revenue
(Rail Enhancement & Accelerated Bridge
Program)	5.000%	6/1/48	6,010	7,648
1 Massachusetts Transportation Fund Revenue
(Rail Enhancement & Accelerated Bridge
Program) TOB VRDO	1.180%	3/6/20	4,495	4,495
Massachusetts Transportation Fund Revenue
(Rail Enhancement Program)	5.000%	6/1/30	1,700	1,994

Massachusetts Transportation Fund Revenue
(Rail Enhancement Program)	5.000%	6/1/31	1,500	1,756
Massachusetts Transportation Fund Revenue
(Rail Enhancement Program)	5.000%	6/1/32	2,000	2,340
Massachusetts Transportation Fund Revenue
(Rail Enhancement Program)	5.000%	6/1/34	3,375	3,943
Massachusetts Transportation Fund Revenue
(Rail Enhancement Program)	5.000%	6/1/40	10,810	12,952
Massachusetts Transportation Fund Revenue
(Rail Enhancement Program)	5.000%	6/1/41	7,805	9,608
Massachusetts Transportation Fund Revenue
(Rail Enhancement Program)	4.000%	6/1/45	7,300	8,363
Massachusetts Transportation Fund Revenue
(Rail Enhancement Program)	5.000%	6/1/45	5,640	6,706
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/25 (14)	5,035	4,752
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/28 (14)	6,835	6,078
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/22	7,320	8,064
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/27	8,020	9,476
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/29	1,520	2,102
Massachusetts Water Pollution Abatement Trust
Revenue	5.750%	8/1/29	190	191
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/22 (Prere.)	10,750	11,842
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/22	1,980	2,181
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/29	1,070	1,380
Massachusetts Water Resources Authority
Revenue	5.250%	8/1/31 (4)	1,175	1,683
Massachusetts Water Resources Authority
Revenue	5.250%	8/1/33 (4)	5,000	7,404
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/35	6,000	7,488
Massachusetts Water Resources Authority
Revenue	5.250%	8/1/35 (4)	8,000	12,245
Massachusetts Water Resources Authority
Revenue	4.000%	8/1/36	7,325	8,495
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/36	2,710	3,064
Massachusetts Water Resources Authority
Revenue	4.000%	8/1/38	1,415	1,589
Massachusetts Water Resources Authority
Revenue	4.000%	8/1/39	1,715	1,927
Massachusetts Water Resources Authority
Revenue	4.000%	8/1/40	915	1,028
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/40	9,385	11,627
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/40	4,230	5,241
Massachusetts Water Resources Authority
Revenue	4.000%	8/1/41	7,000	7,865

Massachusetts Water Resources Authority
Revenue	5.000%	8/1/44	8,000	9,304
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/44	5,000	6,508
Massachusetts Water Resources Authority
Revenue VRDO	1.150%	3/6/20	500	500
Medford MA GO	3.000%	7/15/30	755	860
Medford MA GO	3.000%	7/15/31	780	885
Medford MA GO	3.000%	7/15/32	810	910
Medford MA GO	3.000%	7/15/33	830	927
Medford MA GO	3.000%	7/15/34	860	959
Medford MA GO	3.000%	7/15/35	885	983
Medford MA GO	3.000%	7/15/36	910	1,007
Minuteman MA Regional Vocational Technical
School District GO	2.500%	1/15/43	480	484
Minuteman MA Regional Vocational Technical
School District GO	4.000%	10/15/48	4,055	4,606
Minuteman MA Regional Vocational Technical
School District GO	2.625%	1/15/50	1,180	1,187
Nantucket MA GO	4.000%	7/15/34	1,045	1,252
Nantucket MA GO	4.000%	7/15/35	1,085	1,294
Natick MA GO	4.000%	7/15/30	4,580	5,582
Natick MA GO	4.000%	7/15/31	4,760	5,784
Natick MA GO	4.000%	7/15/32	4,890	5,893
Needham MA GO	4.000%	8/1/30	1,170	1,458
Needham MA GO	3.000%	7/15/35	765	843
New Bedford MA GO	3.000%	3/1/34	335	368
New Bedford MA GO	3.000%	3/1/35	395	432
New Bedford MA GO	3.000%	3/1/37	335	365
New Bedford MA GO	3.250%	3/1/44	885	964
Newton MA GO	3.000%	4/1/33	3,440	3,760
Newton MA GO	2.375%	2/15/50	3,150	3,124
Plymouth MA GO	3.250%	5/1/34	460	514
Randolph MA GO	3.125%	9/15/32	1,065	1,194
Randolph MA GO	3.125%	9/15/33	1,350	1,509
Randolph MA GO	3.375%	9/15/35	830	933
Randolph MA GO	3.375%	9/15/36	785	880
Rowley MA GO	3.500%	7/15/43	1,625	1,807
Salem MA GO	3.000%	9/15/34	620	692
Salem MA GO	3.000%	9/15/35	585	650
Salem MA GO	3.000%	9/15/36	605	669
Saugus MA GO	3.000%	9/15/31	930	1,057
Saugus MA GO	3.000%	9/15/32	800	901
Saugus MA GO	3.000%	9/15/33	980	1,097
Saugus MA GO	3.000%	9/15/35	135	150
Saugus MA GO	3.000%	9/15/36	1,500	1,662
Sharon MA GO	4.000%	2/15/31	5,875	7,281
Sharon MA GO	3.000%	2/15/32	2,040	2,306
Springfield MA GO	5.000%	3/1/29	545	711
Springfield MA GO	5.000%	3/1/30	905	1,176
Springfield MA GO	4.000%	3/1/31	1,250	1,507
Springfield MA GO	4.000%	3/1/32	1,285	1,539
Springfield MA GO	4.000%	3/1/44	2,950	3,411
Springfield MA GO	3.500%	3/1/47 (4)	210	233
Springfield MA Water & Sewer Commission
Revenue	4.000%	4/15/30	150	186

Springfield MA Water & Sewer Commission
Revenue	4.000%	4/15/31	345	423
Springfield MA Water & Sewer Commission
Revenue	4.000%	4/15/32	325	398
Springfield MA Water & Sewer Commission
Revenue	4.000%	4/15/33	350	428
Springfield MA Water & Sewer Commission
Revenue	4.000%	4/15/34	400	488
Stoughton MA GO	4.000%	10/15/31	3,865	4,659
Stoughton MA GO	3.000%	10/15/32	1,920	2,138
Stoughton MA GO	3.000%	10/15/35	370	407
Taunton MA GO	4.000%	8/15/29	925	1,145
Taunton MA GO	4.000%	8/15/31	915	1,123
Taunton MA GO	4.000%	8/15/33	775	938
Tewksbury MA GO	3.000%	6/1/33	2,720	2,999
Tewksbury MA GO	3.000%	6/1/35	2,720	2,989
University of Massachusetts Building Authority
Revenue	5.000%	11/1/22 (Prere.)	8,695	9,657
University of Massachusetts Building Authority
Revenue	5.000%	5/1/23 (Prere.)	2,000	2,262
University of Massachusetts Building Authority
Revenue	5.000%	11/1/24 (Prere.)	2,530	3,009
University of Massachusetts Building Authority
Revenue	5.000%	11/1/24 (Prere.)	6,780	8,063
University of Massachusetts Building Authority
Revenue	5.000%	11/1/31	2,510	3,068
University of Massachusetts Building Authority
Revenue	5.000%	11/1/32	4,060	4,956
University of Massachusetts Building Authority
Revenue	5.000%	11/1/33	10,000	13,498
University of Massachusetts Building Authority
Revenue	5.000%	11/1/35	5,360	6,862
University of Massachusetts Building Authority
Revenue	5.000%	5/1/36	3,400	4,500
University of Massachusetts Building Authority
Revenue	5.000%	11/1/38	1,900	2,415
University of Massachusetts Building Authority
Revenue	5.000%	11/1/39	11,490	13,576
University of Massachusetts Building Authority
Revenue	5.000%	11/1/40	10,045	12,137
University of Massachusetts Building Authority
Revenue	5.000%	11/1/44	1,585	1,865
University of Massachusetts Building Authority
Revenue	4.000%	11/1/45	6,020	6,947
University of Massachusetts Building Authority
Revenue	5.250%	11/1/47	5,000	6,365
University of Massachusetts Building Authority
Revenue	5.000%	11/1/50	2,235	2,901
University of Massachusetts Building Authority
Revenue	5.000%	11/1/34	650	834
Wayland MA GO	4.000%	12/15/29	980	1,233
Worcester MA GO	4.000%	2/1/29	2,105	2,584
Worcester MA GO	3.000%	2/1/31	2,510	2,833
Worcester MA GO	4.000%	1/15/32	2,365	2,738
Worcester MA GO	3.000%	2/1/32	230	257
Worcester MA GO	4.000%	1/15/33	2,190	2,524
Worcester MA GO	3.000%	2/1/33	2,155	2,404

Worcester MA GO	3.000%	2/1/43	1,315	1,405
				2,369,531
Guam (0.2%)
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.500%	7/1/43	2,285	2,552
Guam Power Authority Revenue	5.000%	10/1/20	500	510
Guam Power Authority Revenue	5.000%	10/1/23	1,000	1,123
Guam Power Authority Revenue	5.000%	10/1/25	745	859
Guam Power Authority Revenue	5.000%	10/1/31	300	342
				5,386
Puerto Rico (0.2%)
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/24	444	406
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/27	678	579
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/29	493	399
Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/40	2,830	3,138
Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/40	355	394
				4,916
Total Tax-Exempt Municipal Bonds (Cost $2,197,339)				2,379,833
Other Assets and Liabilities-Net (0.8%)				18,038
Net Assets (100%)				2,397,871
Cost rounded to $000.

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2020, the aggregate value of these securities was $15,595,000, representing 0.7% of net assets.
2 Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
3 Securities with a value of $180,000 have been segregated as initial margin for open futures contracts.
4 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
February 29, 2020.

Massachusetts Tax-Exempt Fund

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
CMT - Constant Maturing Treasury Rate.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
LIBOR - London Interbank Offered Rate.
PILOT - Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
SIFMA - Securities Industry and Financial Markets Association.
SOFR - Secured Overnight Financing Rate.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).

Massachusetts Tax-Exempt Fund

(16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
(19) TPSF (Texas Permanent School Fund).
(20) NATL (National Public Financial Guarantee Corporation).

The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Short Futures Contracts
2-Year U.S. Treasury Note	June 2020	(233)	(50,870)	(396)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system
(which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Massachusetts Tax-Exempt Fund

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
February 29, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
Investments	($000)	($000)	($000)	($000)
Assets
Tax-Exempt Municipal Bonds	—	2,379,833	—	2,379,833
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	182	—	—	182

1 Represents variation margin on the last day of the reporting period.